Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventory	Inventory in 2023 was held by the Fusion Fuel Portugal subsidiary that was deconsolidated at the reporting date.
	2024	2023
	€’000	€’000
LPG-related services (QIND / Al Shola)	1,130	-
Hydrogen technology (deconsolidated entity)	-	3,672
	1,130	3,672